Debt (Details) $ in Thousands					1 Months Ended		6 Months Ended		12 Months Ended
	May 25, 2022 CNY (¥) shares	Dec. 17, 2020 CNY (¥)	May 28, 2020 CNY (¥)	Jun. 13, 2017 CNY (¥)	Jun. 30, 2022 shares	Dec. 31, 2020 CNY (¥) shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2020 CNY (¥)	Sep. 30, 2022 USD ($)	May 13, 2022	Mar. 31, 2022	Sep. 27, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Sep. 26, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Feb. 21, 2019 CNY (¥)
Debt [Line Items]
Borrowed amount																				¥ 50,000,000
Remaining balance interest rate			7.50%			7.50%			5.00%		8.75%		5.00%							7.50%
Outstanding borrowings											¥ 27,000,000
Principal amount			¥ 50,000,000														¥ 132,000,000		¥ 27,000,000	¥ 50,000,000
Treasury shares (in Shares) | shares					77,100,000	77,100,000					77,250,000
Remaining balance interest rate											7.50%
Weighted average interest rate											7.90%	7.50%						8.50%
Maximum borrowing capacity																¥ 91,400,000		¥ 108,000,000
Borrowing repaid amount											¥ 90,400,000
Borrowings			¥ 50,000,000				¥ 25,527,000	$ 3,750
Long-term debt											¥ 201,041,000
Loan referred treasury shares (in Shares) | shares											77,250,000
Debt extinguishment cost											¥ (41,964,000)
Shares issued (in Shares) | shares											77,250,000
Inducement expense									¥ 423,686,000	$ 59,561
Minimum [Member]
Debt [Line Items]
Remaining balance interest rate									3.80%				3.80%		15.00%
Maximum [Member]
Debt [Line Items]
Remaining balance interest rate									6.00%				6.00%	25.00%	17.00%
Zhejiang M Y Bank [Member]
Debt [Line Items]
Borrowed amount		¥ 26,652,000
Remaining balance interest rate		8.50%
Interest expenses		¥ 2,224,000
Outstanding borrowings											¥ 24,652,000
Shanghai Huarui Bank [Member]
Debt [Line Items]
Remaining balance interest rate																					7.50%
Treasury shares (in Shares) | shares											77,100,000
Maximum borrowing capacity																					¥ 2,000,000,000
Rental instalment loans																					¥ 1,000,000,000
China Merchants Bank [Member]
Debt [Line Items]
Outstanding borrowings											¥ 10,326,000
Weighted average interest rate											5.39%	5.39%
Borrowing repaid amount											¥ 1,721,000
Borrowings				¥ 17,210,000
Long-term debt											8,605,000
Bank borrowings deconsolidated									¥ 10,326,000
Third Party [Member]
Debt [Line Items]
Outstanding borrowings	¥ 217,477,000
Total consideration	392,104,000
Interest	24,665,000
Inducement expense	¥ 149,962,000
Third Party [Member] | Class A Ordinary Shares [Member]
Debt [Line Items]
Shares issued (in Shares) | shares	8,617,124,250
Borrowing Agreement [Member] | Zhejiang M Y Bank [Member]
Debt [Line Items]
Interest expenses		¥ 400,000
18-Month ank loan [Member]
Debt [Line Items]
Outstanding borrowings											50,000,000
18-Month ank loan [Member] | Zhejiang M Y Bank [Member]
Debt [Line Items]
Bank borrowing outstanding balance									¥ 24,652,000
Bank Borrowing Agreement One [Member]
Debt [Line Items]
Principal amount						¥ 25,929,000
Bank Borrowing Agreement Two [Member]
Debt [Line Items]
Principal amount						¥ 9,000,000
Bank Borrowings [Member]
Debt [Line Items]
Outstanding borrowings											193,929,000
Group Borrowed [Member]
Debt [Line Items]
Outstanding borrowings											50,000,000
Buildings [Member]
Debt [Line Items]
Net carrying value of the collateralized buildings											¥ 33,626,000